Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Aggregate annual principal payments of loans payable
2026	$ 229,374
2027	61,840
2028	3,690
2029	5,079
2030	23,107
Thereafter	171,768
Total	$ 494,858